Note 13 - Stock-based Compensation - Option Activity (Details) - $ / shares	3 Months Ended			12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Outstanding, number (in shares)	7,306,830	7,206,830	7,206,830	8,366,830	5,229,330
Outstanding, weighted average exercise price per share (in dollars per share)	$ 1.30	$ 1.31	$ 1.31	$ 1.17	$ 2.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,500,000	100,000		1,050,000	4,693,644
Outstanding, number (in shares)	7,934,071	7,306,830	7,206,830	7,206,830	8,366,830
Outstanding, weighted average exercise price per share (in dollars per share)	$ 1.25	$ 1.30	$ 1.31	$ 1.31	$ 1.17
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.51	$ 0.55		$ 0.55	$ 0.36
Forfeited or expired, number (in shares)	(872,759)			(2,150,000)	(334,166)
Forfeited or expired, weighted average exercise price per share (in dollars per share)	$ 0.36			$ 0.41	$ 1.15
Exercisable, number (in shares)	7,734,069			6,292,288
Exercisable, weighted average exercise price per share (in dollars per share)	$ 1.28			$ 1.45